THE MANAGERS FUNDS

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Supplement dated June 29, 2010 to the

Prospectus dated April 1, 2010, as supplemented April 30, 2010

The following information supplements and supersedes any information to the contrary relating to the Managers Special Equity Fund, Managers International Equity Fund and Managers Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), each a series of The Managers Funds (the “Trust”), contained in the Funds’ prospectus dated and supplemented as noted above (the “Prospectus”).

Managers Special Equity Fund

At a meeting held on June 10-11, 2010, the Trust’s Board of Trustees established a contractual expense limitation with respect to the Managers Special Equity Fund described in further detail below and in the footnotes to the table. Effective July 1, 2010, Managers Investment Group LLC (“Managers”) has contractually agreed, until at least May 1, 2012, to limit Managers Special Equity Fund’s total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.19% of average daily net assets of the Fund. Prior to July 1, 2010, the Fund did not have a contractual expense limitation.

Effective July 1, 2010, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 5 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Managers Class	Institutional Class
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.71%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.62%	1.37%
Fee Waiver and Expense Reimbursements[2]	(0.17)%	(0.17)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.45%	1.20%

[1]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2012, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.19% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Managers Class	$148	$480	$851	$1,895
Institutional Class	$122	$403	$720	$1,619

Effective immediately, the sections titled “Summary of the Funds – Buying and Selling Fund Shares” and “Shareholder Guide – Investment Minimums” on pages 7 and 37 of the Prospectus, respectively, are hereby revised to state that the initial investment minimum with respect to Institutional Class shares of the Managers Special Equity Fund is $50,000 for Individual Retirement Accounts.

Effective immediately, Douglas K. Thunen no longer serves as portfolio manager for the portion of the Fund managed by Federated MDTA LLC (“MDT”), and all references to Mr. Thunen in the Prospectus are hereby deleted. David A. Troiano has been added to the portfolio management team effective immediately. Mr. Troiano joined the MDT Investment Team in 2006. As a Research Manager, he is responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development. Previously, Mr. Troiano served as a software design engineer with Microsoft Corporation from August 2004 to November 2006. He received his A.B., Magna Cum Laude, in Computer Science, from Harvard College. Daniel J. Mahr is the lead portfolio manager primarily responsible for the day-to-day management of the portion of the Fund managed by MDT. Mr. Mahr is assisted by Frederick L. Konopka, Brian M. Greenberg and David A. Troiano, each of whom also serves as a portfolio manager of the Fund. Accordingly, all references in the Prospectus to the portfolio managers of the Fund shall now refer to Messrs. Mahr, Konopka, Greenberg and Troiano.

Managers International Equity Fund

At a meeting held on June 10-11, 2010, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers International Equity Fund described in further detail below and in the footnotes to the table. Effective July 1, 2010, Managers has contractually agreed, until at least May 1, 2012, to limit Managers International Equity Fund’s total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.39% of average daily net assets of the Fund. Immediately prior to July 1, 2010, the Fund had a contractual expense limitation of 1.48%.

Effective July 1, 2010, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 8 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.83%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.74%
Fee Waiver and Expense Reimbursements[1]	(0.34%)

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.40%

[1]

Managers Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, until at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.39% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$486	$884	$1,999

Managers Emerging Markets Equity Fund

At a meeting held on June 10-11, 2010, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Managers Emerging Markets Equity Fund described in further detail below and in the footnotes to the table. Effective July 1, 2010, Managers has contractually agreed, until at least May 1, 2012, to limit Managers Emerging Markets Equity Fund’s total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.74% of average daily net assets of the Fund. Immediately prior to July 1, 2010, the Fund had a contractual expense limitation of 1.77%.

Effective July 1, 2010, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and the section titled “Expense Example” on page 11 of the Prospectus are hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		1.15%
Distribution and Service (12b-1) Fees		None
Other Expenses:		0.98%
Interest Expense	0.02%
All Other Expenses	0.96%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses[2]		2.14%
Fee Waiver and Expense Reimbursements[1]		(0.37)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]		1.77%

[1]

Manager Investment Group LLC (“Managers” or the “Investment Manager”) has contractually agreed, until at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.74% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$180	$603	$1,086	$2,418

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE